RELATED PARTY TRANSACTIONS - Schedule of Related Party Balances (Details) - Related party - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	$ 490	$ 340
Payables due to related parties and affiliated companies	(1,191)	(673)
Frontline (Management) Cyprus Limited
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	490	340
Payables due to related parties and affiliated companies	(100)	(50)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(63)	(4)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(38)	(21)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(649)	(309)
SFL UK Management Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(3)	(4)
Front Ocean Management AS
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(293)	(244)
Front Ocean Management Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	$ (45)	$ (41)